Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		$ 448	$ 268	$ 153
Bonus		1,065	13,798	392
Salary		1,013	600	600
Share based payments		3,499	2,286	991
G. Cerrone [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee	[1]	330	170	102
Bonus	[1]	855	13,588	182
Salary	[1]
Share based payments	[1]	624	155	296
R. Dalla Favera [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee				3
Bonus
Salary
Share based payments
Willy Simon [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		59	49	48
Bonus
Salary
Share based payments		93	31
Gregor MacRae [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee			27
Bonus
Salary
Share based payments
J Brancaccio [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		59	22
Bonus
Salary
Share based payments		93	31
K. Shailubhai [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee
Bonus		210	210	210
Salary		600	600	600
Share based payments		492	2,069	695
T Adams [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee
Bonus
Salary		413
Share based payments		$ 2,197

[1]	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares ; his 2020 bonus includes a $13.2m realization bonus; his 2019 bonus covers the period June 9, 2016 to December 31, 2019